Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Original amounts:	$ 194,698	$ 183,658
Accumulated amortization:	143,308	130,254
Intangible assets, net	$ 51,390	53,404
Capitalized Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life (years)	3 years 5 months 26 days
Original amounts:	$ 90,101	86,240
Accumulated amortization:	$ 79,354	74,841
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life (years)	9 years 1 month 28 days
Original amounts:	$ 85,737	78,750
Accumulated amortization:	$ 53,583	46,621
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life (years)	6 years 25 days
Original amounts:	$ 18,231	18,052
Accumulated amortization:	$ 10,188	8,720
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life (years)	10 years 6 months 18 days
Original amounts:	$ 629	616
Accumulated amortization:	$ 183	$ 72